Note 4 - Leases (Tables)	12 Months Ended
Mar. 31, 2025
Notes Tables
Schedule of Balance Sheet Information Related to Operating Leases [Table Text Block]
	Fiscal 2025	Fiscal 2024
Finance lease – amortization of ROU asset	$54	$106
Finance lease – interest on lease liability	—	3
Operating lease expense	384	234
	$438	$343
	March 31, 2025	March 31, 2024	Balance Sheet Classification
Assets
Operating lease right-of-use asset	$2,841	$2,841	Operating lease right-of-use asset
Finance lease right-of-use asset	378	404	Property, plant & equipment
Total right-of-use assets	$3,219	$3,245

Liabilities
Operating lease liability, current	$160	$101	Accrued expenses
Finance lease liability, current	—	54	Current portion of finance lease
Operating lease liability, non-current	2,752	2,782	Non-current lease liabilities
Total lease liabilities	$2,912	$2,937

Operating and Finance Lease, Liability, Maturity [Table Text Block]
	Operating	Finance
	Leases	Leases
Fiscal 2026	363	—
Fiscal 2027	371	—
Fiscal 2028	324	—
Fiscal 2029	303	—
Fiscal 2030 and beyond	4,740	—
Total undiscounted lease payments	$6,101	$—
Less: imputed interest	(3,189)	—
Present value of lease liability	$2,912	$—